Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Operating activities
Net income	$ 27.8	$ 103.6	$ 58.1
Items not affecting cash:
Income tax recovery	26.0	24.5	17.6
Share-based compensation	23.5	15.2	10.2
Total items not affecting cash	255.2	303.8	262.8
Changes in non-cash operating items	18.1	32.6	10.5
Net cash from operating activities	191.9	292.4	164.6
Investing activities
Net cash used in investing activities	(50.5)	(18.4)	(72.4)
Financing activities
Subordinate voting shares purchased and cancelled under NCIB	0.0	0.0	(141.4)
Exercise of stock options	0.5	0.6	0.1
Net cash used in financing activities	(70.1)	(93.6)	(232.8)
Increase (decrease) in cash	73.8	189.5	(141.6)
Cash, beginning of period	334.4	144.9	286.5
Cash, end of period	408.2	334.4	144.9
Parent company
Operating activities
Net income	47.8	118.0	56.3
Items not affecting cash:
Equity in undistributed earnings of subsidiaries	(53.9)	(124.6)	(63.6)
Income tax recovery	(2.3)	(0.8)	(2.5)
Share-based compensation	22.5	15.5	9.8
Total items not affecting cash	14.1	8.1	0.0
Changes in non-cash operating items	(14.8)	(8.1)	1.7
Net cash from operating activities	(0.7)	0.0	1.7
Investing activities
Dividend received	0.0	0.0	131.5
Net cash used in investing activities	0.0	0.0	131.5
Financing activities
Subordinate voting shares purchased and cancelled under NCIB	0.0	0.0	(140.2)
Exercise of stock options	0.5	0.6	0.1
Net cash used in financing activities	0.5	0.6	(140.1)
Increase (decrease) in cash	(0.2)	0.6	(6.9)
Cash, beginning of period	0.6	0.0	6.9
Cash, end of period	$ 0.4	$ 0.6	$ 0.0